Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

We and certain of our subsidiaries are subject to numerous contingencies arising in the ordinary course of business. For a discussion of our tax contingencies, see Note 5D.

A. Legal Proceedings

Our non-tax contingencies include, but are not limited to, the following:

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Patent litigation, which typically involves challenges to the coverage and/or validity of our patents on various products, processes or dosage forms. We are the plaintiff in the vast majority of these actions. An adverse outcome in actions in which we are the plaintiff could result in a loss of patent protection for the drug at issue, a significant loss of revenues from that drug and impairments of any associated assets.

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Product liability and other product-related litigation, which can include personal injury, consumer, off-label promotion, securities-law, antitrust and breach of contract claims, among others, often involves highly complex issues relating to medical causation, label warnings and reliance on those warnings, scientific evidence and findings, actual, provable injury and other matters.

•	Commercial and other matters, which can include merger-related and product-pricing claims and environmental claims and proceedings, can involve complexities that will vary from matter to matter.

•	Government investigations, which often are related to the extensive regulation of pharmaceutical companies by national, state and local government agencies in the U.S. and in other countries.

Certain of these contingencies could result in losses, including damages, fines and/or civil penalties, and/or criminal charges, which could be substantial.

We believe that our claims and defenses in these matters are substantial, but litigation is inherently unpredictable and excessive verdicts do occur. We do not believe that any of these matters will have a material adverse effect on our financial position. However, we could incur judgments, enter into settlements or revise our expectations regarding the outcome of certain matters, and such developments could have a material adverse effect on our results of operations in the period in which the amounts are accrued and/or our cash flows in the period in which the amounts are paid.

We have accrued for losses that are both probable and reasonably estimable. Substantially all of our contingencies are subject to significant uncertainties and, therefore, determining the likelihood of a loss and/or the measurement of any loss can be complex. Consequently, we are unable to estimate the range of reasonably possible loss in excess of amounts accrued. Our assessments are based on estimates and assumptions that have been deemed reasonable by management, but the assessment process relies heavily on estimates and assumptions that may prove to be incomplete or inaccurate, and unanticipated events and circumstances may occur that might cause us to change those estimates and assumptions.

Amounts recorded for legal and environmental contingencies can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions.

The principal pending matters to which we are a party are discussed below. In determining whether a pending matter is a principal matter, we consider both quantitative and qualitative factors in order to assess materiality, such as, among other things, the amount of damages and the nature of any other relief sought in the proceeding, if such damages and other relief are specified; our view of the merits of the claims and of the strength of our defenses; whether the action purports to be a class action and our view of the likelihood that a class will be certified by the court; the jurisdiction in which the proceeding is pending; any experience that we or, to our knowledge, other companies have had in similar proceedings; whether disclosure of the action would be important to a reader of our financial statements, including whether disclosure might change a reader’s judgment about our financial statements in light of all of the information about the Company that is available to the reader; the potential impact of the proceeding on our reputation; and the extent of public interest in the matter. In addition, with respect to patent matters, we consider, among other things, the financial significance of the product protected by the patent. As a result of considering qualitative factors in our determination of principal matters, there are some matters discussed below with respect to which management believes that the likelihood of possible loss in excess of amounts accrued is remote.

A1. Legal Proceedings––Patent Litigation

Like other pharmaceutical companies, we are involved in numerous suits relating to our patents, including but not limited to, those discussed below. Most of the suits involve claims by generic drug manufacturers that patents covering our products, processes or dosage forms are invalid and/or do not cover the product of the generic drug manufacturer. Also, counterclaims, as well as various independent actions, have been filed claiming that our assertions of, or attempts to enforce, our patent rights with respect to certain products constitute unfair competition and/or violations of antitrust laws. In addition to the challenges to the U.S. patents on a number of our products that are discussed below, we note that the patent rights to certain of our products are being challenged in various other countries. Also, our licensing and collaboration partners face challenges by generic drug manufacturers to patents covering several of their products that may impact our licenses or co-promotion rights to such products.

Actions In Which We Are The Plaintiff

Viagra (sildenafil)
In October 2010, we filed a patent-infringement action with respect to Viagra in the U.S. District Court for the Southern District of New York against Apotex Inc. and Apotex Corp., Mylan Pharmaceuticals Inc. (Mylan) and Mylan Inc. and Actavis, Inc. These generic drug manufacturers have filed abbreviated new drug applications with the FDA seeking approval to market their generic versions of Viagra. They assert the invalidity and non-infringement of the Viagra method-of-use patent, which expires in 2020 (including the six-month pediatric exclusivity period resulting from the Company’s conduct of clinical studies to evaluate Revatio in the treatment of pediatric patients with pulmonary arterial hypertension; Viagra and Revatio have the same active ingredient, sildenafil).

In May and June 2011, Watson Laboratories Inc. (Watson) and Hetero Labs Limited (Hetero), respectively, notified us that they had filed abbreviated new drug applications with the FDA seeking approval to market their generic versions of Viagra. Each asserts the invalidity and non-infringement of the Viagra method-of-use patent. In June and July 2011, we filed actions against Watson and Hetero, respectively, in the U.S. District Court for the Southern District of New York asserting the validity and infringement of the Viagra method-of-use patent.

Sutent (sunitinib malate)
In May 2010, Mylan notified us that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Sutent and challenging on various grounds the Sutent basic patent, which expires in 2021, and two other patents that expire in 2020 and 2021, respectively. In June 2010, we filed suit against Mylan in the U.S. District Court for the District of Delaware asserting the infringement of those three patents. The patent expiring in 2020 was dismissed from the case prior to trial. In October 2014, the court held that the two patents expiring in 2021 were valid and infringed. In October 2014, Mylan appealed the decision to the U.S. Court of Appeals for the Federal Circuit.

Lyrica (pregabalin)
In May and June 2011, Apotex Inc. notified us that it had filed abbreviated new drug applications with the FDA seeking approval to market generic versions of Lyrica oral solution and Lyrica capsules, respectively. Apotex Inc. asserts the invalidity and non-infringement of the basic patent, as well as the seizure patent that expired in October 2013. In July 2011, we filed an action against Apotex Inc. in the U.S. District Court for the District of Delaware asserting the validity and infringement of the challenged patents in connection with both abbreviated new drug applications. In January 2015, the District Court entered a stipulated dismissal, and as a result, Apotex Inc. cannot obtain FDA approval for, or market in the U.S., its generic versions of Lyrica prior to the expiration of the basic patent in December 2018.

EpiPen
In July 2010, King Pharmaceuticals, Inc. (King), which we acquired in 2011 and is a wholly owned subsidiary, brought a patent-infringement action against Sandoz, Inc., a division of Novartis AG (Sandoz), in the U.S. District Court for the District of New Jersey in connection with Sandoz's abbreviated new drug application with the FDA that seeks approval to market an epinephrine injectable product. Sandoz is challenging patents, which expire in 2025, covering the next-generation autoinjector for use with epinephrine that is sold under the EpiPen brand name.

Celebrex (celecoxib)
In March 2013, the U.S. Patent and Trademark Office granted us a reissue patent covering methods of treating osteoarthritis and other approved conditions with celecoxib, the active ingredient in Celebrex. The reissue patent, including the six-month pediatric exclusivity period, expires in December 2015. On the date that the reissue patent was granted, we filed suit against Teva Pharmaceuticals USA, Inc. (Teva USA), Mylan, Watson (as predecessor to Actavis plc), Lupin Pharmaceuticals USA, Inc. (Lupin), Apotex Corp. and Apotex Inc. in the U.S. District Court for the Eastern District of Virginia, asserting the infringement of the reissue patent. Each of the defendant generic drug companies had previously filed an abbreviated new drug application with the FDA seeking approval to market a generic version of celecoxib beginning in May 2014, upon the expiration of the basic patent (including the six-month pediatric exclusivity period) for celecoxib. In March 2014, the court granted the defendants’ motion for summary judgment, invalidating the reissue patent. In May 2014, we appealed the District Court's decision to the U.S. Court of Appeals for the Federal Circuit.

In April 2014, we entered into settlement agreements with two of the defendants, Teva USA and Watson, pursuant to which we granted licenses to the reissue patent permitting Teva USA and Watson to launch generic versions of celecoxib in the U.S. beginning in December 2014. In June 2014 and October 2014, we entered into settlement agreements with Mylan and Lupin, respectively, pursuant to which we granted licenses to the reissue patent permitting Mylan and Lupin to launch generic versions of celecoxib in the U.S. beginning in December 2014. In December 2014, Teva USA, Watson, Mylan and Lupin commenced marketing of generic versions of celecoxib.

Toviaz (fesoterodine)
We have an exclusive, worldwide license to market Toviaz from UCB Pharma GmbH, which owns the patents relating to Toviaz.

Beginning in May 2013, several generic drug manufacturers notified us that they had filed abbreviated new drug applications with the FDA seeking approval to market generic versions of Toviaz and asserting the invalidity, unenforceability and/or non-infringement of all of our patents for Toviaz that are listed in the Orange Book. Beginning in June 2013, we filed actions against all of those generic drug manufacturers in the U.S. District Court for the District of Delaware, asserting the infringement of five of the patents for Toviaz: three composition-of-matter patents and a method-of-use patent that expire in 2019; and a patent covering salts of fesoterodine that expires in 2022.

Tygacil (tigecycline)
In September 2013, Apotex Inc. notified us that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Tygacil. Apotex Inc. asserts the non-infringement of the polymorph patent for Tygacil that expires in 2030, but has not challenged the basic patent, which expires in 2016. In September 2013, we filed suit against Apotex Inc. in the U.S. District Court for the District of Delaware asserting the infringement of the polymorph patent.

In May 2014, CFT Pharmaceuticals LLC (CFT) notified us that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Tygacil. CFT asserts the invalidity and non-infringement of (i) the polymorph patent for Tygacil and (ii) the formulation patent for Tygacil that expires in 2029, but has not challenged the basic patent. In June 2014, we filed suit against CFT in the U.S. District Court for the District of Delaware asserting the validity and infringement of the polymorph patent and the formulation patent for Tygacil.

In May 2014, Aurobindo Pharma Limited (Aurobindo) notified us that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Tygacil. Aurobindo asserts the invalidity and non-infringement of (i) the polymorph patent for Tygacil, and (ii) the formulation patent for Tygacil, but has not challenged the basic patent. In July 2014, we filed suit against Aurobindo in the U.S. District Court for the District of Delaware, asserting the validity and infringement of the polymorph patent and the formulation patent for Tygacil.

Action In Which Our Licensing Partner Is The Plaintiff

Nexium 24HR (esomeprazole)
We have an exclusive license to market in the U.S. the over-the-counter version of Nexium from AstraZeneca (Nexium 24HR). Beginning in October 2014, Actavis Laboratories FL, Inc., and then subsequently Andrx Labs, LLC (Andrx), and Perrigo Company plc (Perrigo), notified us that they had filed abbreviated new drug applications with the FDA seeking approval to market generic versions of Nexium 24HR prior to the expiration of one or more of AstraZeneca’s patents listed in the FDA Orange Book for Nexium 24HR. In November 2014, December 2014 and February 2015, AstraZeneca filed actions against Actavis Laboratories FL, Inc., Andrx and Perrigo, respectively, in the U.S. District Court for the District of New Jersey asserting the infringement of the challenged patents. We are not a party to AstraZeneca’s patent-infringement action.

Action In Which We Are The Defendant

Effexor XR (venlafaxine HCI)
In 2006, Wyeth and Wyeth Canada Limited (the Wyeth companies) filed an action in the Federal Court in Canada against Ratiopharm Inc. (Ratiopharm) seeking to prevent Ratiopharm from obtaining approval in Canada for its generic version of Effexor XR prior to the expiration of one of the Wyeth companies’ patents. As a result of that action, Ratiopharm was enjoined from obtaining regulatory approval for its generic product. However, in August 2007, the Federal Court of Appeal in Canada ruled that the patent at issue could not be asserted against Ratiopharm under the applicable Canadian regulations governing approvals, and it dismissed the Wyeth companies’ action.

Following the dismissal, in 2007, Ratiopharm filed an action in the Federal Court in Canada seeking damages from the Wyeth companies for preventing Ratiopharm from marketing its generic version of Effexor XR in Canada from January 2006 through August 2007. The Federal Court dismissed Ratiopharm’s action in 2011, but the Federal Court of Appeal reinstated it in 2012. In 2011 and 2012, Pfizer made payments to Teva Canada Limited, which had acquired Ratiopharm, totaling Canadian dollars 52.5 million in partial settlement of this action.

The trial in this action was held in January 2014, and the court issued various findings in March 2014. On June 30, 2014, the Federal Court in Canada issued a judgment based on those findings, awarding Teva Canada Limited damages of approximately Canadian dollars 125 million, consisting of compensatory damages, pre-judgment interest and legal costs. This judgment was satisfied by Pfizer Canada Inc., as successor to the Wyeth companies, in July 2014. In September 2014, Pfizer Canada Inc. appealed the judgment.

A2. Legal Proceedings––Product Litigation

Like other pharmaceutical companies, we are defendants in numerous cases, including but not limited to those discussed below, related to our pharmaceutical and other products. Plaintiffs in these cases seek damages and other relief on various grounds for alleged personal injury and economic loss.

Asbestos
Between 1967 and 1982, Warner-Lambert owned American Optical Corporation, which manufactured and sold respiratory protective devices and asbestos safety clothing. In connection with the sale of American Optical in 1982, Warner-Lambert agreed to indemnify the purchaser for certain liabilities, including certain asbestos-related and other claims. As of December 31, 2014, approximately 61,000 claims naming American Optical and numerous other defendants were pending in various federal and state courts seeking damages for alleged personal injury from exposure to asbestos and other allegedly hazardous materials. Warner-Lambert was acquired by Pfizer in 2000 and is now a wholly owned subsidiary of Pfizer. Warner-Lambert is actively engaged in the defense of, and will continue to explore various means of resolving, these claims.

Numerous lawsuits are pending against Pfizer in various federal and state courts seeking damages for alleged personal injury from exposure to products containing asbestos and other allegedly hazardous materials sold by Gibsonburg Lime Products Company (Gibsonburg). Gibsonburg was acquired by Pfizer in the 1960s and sold products containing small amounts of asbestos until the early 1970s.

There also are a small number of lawsuits pending in various federal and state courts seeking damages for alleged exposure to asbestos in facilities owned or formerly owned by Pfizer or its subsidiaries.

Celebrex and Bextra
Beginning in late 2004, several purported class actions were filed in federal and state courts alleging that Pfizer and certain of our current and former officers violated federal securities laws by misrepresenting the safety of Celebrex and Bextra. In June 2005, the federal actions were transferred for consolidated pre-trial proceedings to a Multi-District Litigation (In re Pfizer Inc. Securities, Derivative and “ERISA” Litigation MDL-1688) in the U.S. District Court for the Southern District of New York. In March 2012, the court in the Multi-District Litigation certified a class consisting of all persons who purchased or acquired Pfizer stock between October 31, 2000 and October 19, 2005. In May 2014, the court in the Multi-District Litigation granted Pfizer’s motion to exclude the testimony of the plaintiffs’ loss causation and damages expert. We subsequently filed a motion for summary judgment seeking dismissal of the litigation, and the plaintiffs filed a motion for leave to submit an amended report by their expert. In July 2014, the court denied the plaintiffs’ motion for leave to submit an amended report, and granted our motion for summary judgment, dismissing the plaintiffs’ claims in their entirety. In August 2014, the plaintiffs appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.

Various Drugs: Off-Label Promotion Action
In May 2010, a purported class action was filed in the U.S. District Court for the Southern District of New York against Pfizer and several of our current and former officers. The complaint alleges that the defendants violated federal securities laws by making or causing Pfizer to make false statements, and by failing to disclose or causing Pfizer to fail to disclose material information concerning the alleged off-label promotion of certain pharmaceutical products, alleged payments to physicians to promote the sale of those products and government investigations related thereto. Plaintiffs seek damages in an unspecified amount. In March 2012, the court certified a class consisting of all persons who purchased Pfizer common stock in the U.S. or on U.S. stock exchanges between January 19, 2006 and January 23, 2009 and were damaged as a result of the decline in the price of Pfizer common stock allegedly attributable to the claimed violations. In January 2015, the parties reached an agreement in principle to resolve the matter for $400 million. The agreement is subject to court approval and other conditions.

Various Drugs: Foreign Corrupt Practices Act Compliance
In February 2013, a shareholder derivative action was filed in the Supreme Court of the State of New York, County of New York, against certain current and former officers and directors of Pfizer. Pfizer is named as a nominal defendant. The complaint alleged that the individual defendants breached their fiduciary duties to the Company as the result of, among other things, inadequate oversight of compliance by Pfizer subsidiaries in various countries outside the U.S. with the U.S. Foreign Corrupt Practices Act. The plaintiff sought damages in unspecified amounts and other unspecified relief on behalf of Pfizer. In November 2014, the court granted defendants’ motions to dismiss the complaint in its entirety.

Effexor

•	Personal Injury Actions
A number of individual lawsuits and multi-plaintiff lawsuits have been filed against us and/or our subsidiaries in various federal and state courts alleging personal injury as a result of the purported ingestion of Effexor. Among other types of actions, the Effexor personal injury litigation includes actions alleging a variety of birth defects as a result of the purported ingestion of Effexor by women during pregnancy. Plaintiffs in these birth-defect actions seek compensatory and punitive damages. In August 2013, the federal birth-defect cases were transferred for consolidated pre-trial proceedings to a Multi-District Litigation (In re Effexor (Venlafaxine Hydrochloride) Products Liability Litigation MDL-2458) in the U.S. District Court for the Eastern District of Pennsylvania.

•	Antitrust Actions
Beginning in May 2011, actions, including purported class actions, were filed in various federal courts against Wyeth and, in certain of the actions, affiliates of Wyeth and certain other defendants relating to Effexor XR, which is the extended-release formulation of Effexor. The plaintiffs in each of the class actions seek to represent a class consisting of all persons in the U.S. and its territories who directly purchased, indirectly purchased or reimbursed patients for the purchase of Effexor XR or generic Effexor XR from any of the defendants from June 14, 2008 until the time the defendants’ allegedly unlawful conduct ceased. The plaintiffs in all of the actions allege delay in the launch of generic Effexor XR in the U.S. and its territories, in violation of federal antitrust laws and, in certain of the actions, the antitrust, consumer protection and various other laws of certain states, as the result of Wyeth fraudulently obtaining and improperly listing certain patents for Effexor XR, enforcing certain patents for Effexor XR, and entering into a litigation settlement agreement with a generic drug manufacturer with respect to Effexor XR. Each of the plaintiffs seeks treble damages (for itself in the individual actions or on behalf of the putative class in the purported class actions) for alleged price overcharges for Effexor XR or generic Effexor XR in the U.S. and its territories since June 14, 2008. All of these actions have been consolidated in the U.S. District Court for the District of New Jersey.

In October 2014, the District Court dismissed the direct purchaser plaintiffs’ claims based on the litigation settlement agreement, but declined to dismiss the other direct purchaser plaintiff claims. In January 2015, the District Court entered partial final judgments as to all settlement agreement claims, including those asserted by direct purchasers and end-payer plaintiffs, which plaintiffs have appealed to the United States Court of Appeals for the Third Circuit. Motions to dismiss remain pending as to the end-payer plaintiffs' remaining claims.

Zoloft
A number of individual lawsuits and multi-plaintiff lawsuits have been filed against us and/or our subsidiaries in various federal and state courts alleging personal injury as a result of the purported ingestion of Zoloft. Among other types of actions, the Zoloft personal injury litigation includes actions alleging a variety of birth defects as a result of the purported ingestion of Zoloft by women during pregnancy. Plaintiffs in these birth-defect actions seek compensatory and punitive damages and the disgorgement of profits resulting from the sale of Zoloft. In April 2012, the federal birth-defect cases were transferred for consolidated pre-trial proceedings to a Multi-District Litigation (In re Zoloft Products Liability Litigation MDL-2342) in the U.S. District Court for the Eastern District of Pennsylvania.

Neurontin
A number of lawsuits, including purported class actions, have been filed against us in various federal and state courts alleging claims arising from the promotion and sale of Neurontin. The plaintiffs in the purported class actions seek to represent nationwide and certain statewide classes consisting of persons, including individuals, health insurers, employee benefit plans and other third-party payers, who purchased or reimbursed patients for the purchase of Neurontin that allegedly was used for indications other than those included in the product labeling approved by the FDA. In 2004, many of the suits pending in federal courts, including individual actions as well as purported class actions, were transferred for consolidated pre-trial proceedings to a Multi-District Litigation (In re Neurontin Marketing, Sales Practices and Product Liability Litigation MDL-1629) in the U.S. District Court for the District of Massachusetts.

In the Multi-District Litigation, the District Court (i) denied the plaintiffs’ motion for certification of a nationwide class of all individual consumers and third-party payers who allegedly purchased or reimbursed patients for the purchase of Neurontin for off-label uses from 1994 through 2004, and (ii) dismissed actions by certain proposed class representatives for third-party payers and for individual consumers. In April 2013, the U.S. Court of Appeals for the First Circuit reversed the decision of the District Court dismissing the action by the third-party payer proposed class representatives and remanded that action to the District Court for further consideration, including reconsideration of class certification.

In December 2013, the U.S. Supreme Court denied our petition for certiorari seeking review of the First Circuit's decision reversing the dismissal of the third-party payer purported class action. In April 2014, we and the attorneys for the proposed class representatives and for the plaintiffs in various individual actions entered into an agreement-in-principle to settle the third-party payer purported class action, subject to court approval, as well as the pending individual actions by third-party payers, for an aggregate of $325 million. In November 2014, the District Court granted final approval of the settlement. Plaintiffs’ counsel have agreed to dismiss with prejudice all Neurontin marketing lawsuits by consumers, including the purported statewide consumer class actions in California and Illinois. Some counsel have advised that certain plaintiffs can no longer be located.

Lipitor

•	Whistleblower Action
In 2004, a former employee filed a “whistleblower” action against us in the U.S. District Court for the Eastern District of New York. The complaint remained under seal until September 2007, at which time the U.S. Attorney for the Eastern District of New York declined to intervene in the case. We were served with the complaint in December 2007. Plaintiff alleges off-label promotion of Lipitor in violation of the Federal Civil False Claims Act and the false claims acts of certain states, and he seeks treble damages and civil penalties on behalf of the federal government and the specified states as the result of their purchase, or reimbursement of patients for the purchase, of Lipitor allegedly for such off-label uses. Plaintiff also seeks compensation as a whistleblower under those federal and state statutes. In addition, plaintiff alleges that he was wrongfully terminated, in violation of the anti-retaliation provisions of applicable federal and New York law, and he seeks damages and the reinstatement of his employment. In 2009, the District Court dismissed without prejudice the off-label promotion claims and, in 2010, plaintiff filed an amended complaint containing off-label promotion allegations that are substantially similar to the allegations in the original complaint. In November 2012, the District Court dismissed the amended complaint. In December 2012, plaintiff appealed the District Court's decision to the U.S. Court of Appeals for the Second Circuit. In August 2014, the U.S. Court of Appeals for the Second Circuit dismissed the appeal for lack of jurisdiction, and sent the case back to the District Court for clarification of its ruling regarding the plaintiff's employment claims. In November 2014, the District Court granted plaintiff’s motion for a partial final judgment certifying the dismissal of the false claims counts, and plaintiff appealed the order dismissing those claims to the U.S. Court of Appeals for the Second Circuit.

•	Antitrust Actions
Beginning in November 2011, purported class actions relating to Lipitor were filed in various federal courts against, among others, Pfizer, certain affiliates of Pfizer, and, in most of the actions, Ranbaxy, Inc. (Ranbaxy) and certain affiliates of Ranbaxy. The plaintiffs in these various actions seek to represent nationwide, multi-state or statewide classes consisting of persons or entities who directly purchased, indirectly purchased or reimbursed patients for the purchase of Lipitor (or, in certain of the actions, generic Lipitor) from any of the defendants from March 2010 until the cessation of the defendants’ allegedly unlawful conduct (the Class Period). The plaintiffs allege delay in the launch of generic Lipitor, in violation of federal antitrust laws and/or state antitrust, consumer protection and various other laws, resulting from (i) the 2008 agreement pursuant to which Pfizer and Ranbaxy settled certain patent litigation involving Lipitor, and Pfizer granted Ranbaxy a license to sell a generic version of Lipitor in various markets beginning on varying dates, and (ii) in certain of the actions, the procurement and/or enforcement of certain patents for Lipitor. Each of the actions seeks, among other things, treble damages on behalf of the putative class for alleged price overcharges for Lipitor (or, in certain of the actions, generic Lipitor) during the Class Period. In addition, individual actions have been filed against Pfizer, Ranbaxy and certain of their affiliates, among others, that assert claims and seek relief for the plaintiffs that are substantially similar to the claims asserted and the relief sought in the purported class actions described above. These various actions have been consolidated for pre-trial proceedings in a Multi-District Litigation (In re Lipitor Antitrust Litigation MDL-2332) in the U.S. District Court for the District of New Jersey.

In September 2013 and 2014, the District Court dismissed the claims by direct purchasers. In October 2014, the direct purchaser plaintiffs: (i) filed a motion to amend the judgment and for leave to amend their complaint and (ii) appealed the District Court’s decision to the United States Court of Appeals for the Third Circuit. In October and November 2014, the District Court dismissed the claims of all other MDL plaintiffs, who subsequently appealed in November and December 2014 the District Court’s decision to the United States Court of Appeals for the Third Circuit.

Also, in January 2013, the State of West Virginia filed an action in West Virginia state court against Pfizer and Ranbaxy, among others, that asserts claims and seeks relief on behalf of the State of West Virginia and residents of that state that are substantially similar to the claims asserted and the relief sought in the purported class actions described above.

•	Personal Injury Actions
A number of individual and multi-plaintiff lawsuits have been filed against us in various federal and state courts alleging that the plaintiffs developed type 2 diabetes as a result of the purported ingestion of Lipitor. Plaintiffs seek compensatory and punitive damages. In February 2014, the federal actions were transferred for consolidated pre-trial proceedings to a Multi-District Litigation (In re Lipitor (Atorvastatin Calcium) Marketing, Sales Practices and Products Liability Litigation (No. II) MDL-2502) in the U.S. District Court for the District of South Carolina.

Chantix/Champix
Beginning in December 2008, purported class actions were filed against us in the Ontario Superior Court of Justice (Toronto Region), the Superior Court of Quebec (District of Montreal), the Court of Queen’s Bench of Alberta, Judicial District of Calgary, and the Superior Court of British Columbia (Vancouver Registry) on behalf of all individuals and third-party payers in Canada who have purchased and ingested Champix or reimbursed patients for the purchase of Champix. Each of these actions asserts claims under Canadian product liability law, including with respect to the safety and efficacy of Champix, and, on behalf of the putative class, seeks monetary relief, including punitive damages. In June 2012, the Ontario Superior Court of Justice certified the Ontario proceeding as a class action, defining the class as consisting of the following: (i) all persons in Canada who ingested Champix during the period from April 2, 2007 to May 31, 2010 and who experienced at least one of a number of specified neuropsychiatric adverse events; (ii) all persons who are entitled to assert claims in respect of Champix pursuant to Canadian legislation as the result of their relationship with a class member; and (iii) all health insurers who are entitled to assert claims in respect of Champix pursuant to Canadian legislation. The Ontario Superior Court of Justice certified the class against Pfizer Canada Inc. only and ruled that the action against Pfizer should be stayed until after the trial of the issues that are common to the class members. The actions in Quebec, Alberta and British Columbia have been stayed in favor of the Ontario action, which is proceeding on a national basis.

Celebrex
Beginning in July 2014, purported class actions were filed in the United States District Court for the Eastern District of Virginia against Pfizer and certain subsidiaries of Pfizer relating to Celebrex. The plaintiffs seek to represent U.S. nationwide or multi-state classes consisting of persons or entities who directly purchased from the defendants, or indirectly purchased or reimbursed patients for some or all of the purchase price of, Celebrex or generic Celebrex from May 31, 2014 until the cessation of the defendants’ allegedly unlawful conduct. The plaintiffs allege delay in the launch of generic Celebrex in violation of federal antitrust laws or certain state antitrust, consumer protection and various other laws as a result of Pfizer fraudulently obtaining and improperly listing a patent on Celebrex, engaging in sham litigation, and prolonging the impact of sham litigation through settlement activity that further delayed generic entry. Each of the actions seeks treble damages on behalf of the putative class for alleged price overcharges for Celebrex since May 31, 2014. In December 2014, the District Court granted the parties’ joint motions to consolidate the direct purchaser and end-payor cases, and consolidation will be sought for cases in accordance with that order.

Reglan
Reglan is a pro-motility medicine for the treatment of gastroesophageal reflux disease and diabetic gastroparesis that was marketed by Wyeth and a predecessor company from 1979 until the end of 2001, when Wyeth sold the product and transferred the new drug application to another pharmaceutical company. Generic versions of Reglan have been sold by other companies since 1985. Pfizer, as Wyeth’s parent company, and certain wholly owned subsidiaries and limited liability companies, including Wyeth, along with several other pharmaceutical manufacturers, have been named as defendants in numerous actions in various federal and state courts alleging personal injury resulting from the use of Reglan and/or generic equivalents thereof. Plaintiffs in these actions seek to hold the defendants, including Pfizer and its affiliated companies, liable for a variety of personal injuries, including movement disorders such as Tardive Dyskinesia, allegedly resulting from the ingestion of Wyeth’s product and/or products sold by other companies. A substantial majority of the claims involve the ingestion of generic versions of Reglan produced and sold by other companies. Claims against Pfizer and its affiliated companies are largely based on the novel theory of innovator liability under which plaintiffs allege that an innovator pharmaceutical company can be liable for injuries caused by the ingestion of generic forms of the product produced and sold by other companies. This theory of liability has been rejected by more than 100 federal and state courts, applying the laws of 30 states. However, a small number of courts have adopted the theory, including the Alabama Supreme Court in August 2014. Actions have been filed under the laws of those jurisdictions, including Alabama, and additional actions may be filed in the future.

A3. Legal Proceedings––Commercial and Other Matters

Average Wholesale Price Litigation
Pfizer, certain of its subsidiaries and other pharmaceutical manufacturers were sued in various state courts by a number of states alleging that the defendants provided average wholesale price (AWP) information for certain of their products that was higher than the actual average prices at which those products were sold. The AWP is used to determine reimbursement levels under Medicare Part B and Medicaid and in many private-sector insurance policies and medical plans. All but two of those actions have been resolved through settlement, dismissal or final judgment. The plaintiff states in the two remaining actions claim that the alleged spread between the AWPs at which purchasers were reimbursed and the actual sale prices was promoted by the defendants as an incentive to purchase certain of their products. In addition to suing on their own behalf, the two states seek to recover on behalf of individuals, private-sector insurance companies and medical plans in their states. These actions allege, among other things, fraud, unfair competition, unfair trade practices and the violation of consumer protection statutes, and seek monetary and other relief, including civil penalties and treble damages.

Monsanto-Related Matters
In 1997, Monsanto Company (Former Monsanto) contributed certain chemical manufacturing operations and facilities to a newly formed corporation, Solutia Inc. (Solutia), and spun off the shares of Solutia. In 2000, Former Monsanto merged with Pharmacia & Upjohn Company to form Pharmacia Corporation (Pharmacia). Pharmacia then transferred its agricultural operations to a newly created subsidiary, named Monsanto Company (New Monsanto), which it spun off in a two-stage process that was completed in 2002. Pharmacia was acquired by Pfizer in 2003 and is now a wholly owned subsidiary of Pfizer.

In connection with its spin-off that was completed in 2002, New Monsanto assumed, and agreed to indemnify Pharmacia for, any liabilities related to Pharmacia’s former agricultural business. New Monsanto is defending and indemnifying Pharmacia in connection with various claims and litigation arising out of, or related to, the agricultural business.

In connection with its spin-off in 1997, Solutia assumed, and agreed to indemnify Pharmacia for, liabilities related to Former Monsanto's chemical businesses. As the result of its reorganization under Chapter 11 of the U.S. Bankruptcy Code, Solutia’s indemnification obligations relating to Former Monsanto’s chemical businesses are limited to sites that Solutia has owned or operated. In addition, in connection with its spinoff that was completed in 2002, New Monsanto assumed, and agreed to indemnify Pharmacia for, any liabilities primarily related to Former Monsanto's chemical businesses, including, but not limited to, any such liabilities that Solutia assumed. Solutia's and New Monsanto's assumption of, and agreement to, indemnify Pharmacia for these liabilities apply to pending actions and any future actions related to Former Monsanto's chemical businesses in which Pharmacia is named as a defendant, including, without limitation, actions asserting environmental claims, including alleged exposure to polychlorinated biphenyls. Solutia and New Monsanto are defending and indemnifying Pharmacia in connection with various claims and litigation arising out of, or related to, Former Monsanto’s chemical businesses.

Trade Secrets Action in California
In 2004, Ischemia Research and Education Foundation (IREF) and its chief executive officer brought an action in California Superior Court, Santa Clara County, against a former IREF employee and Pfizer. Plaintiffs allege that defendants conspired to misappropriate certain information from IREF’s allegedly proprietary database in order to assist Pfizer in designing and executing a clinical study of a Pfizer drug. In 2008, the jury returned a verdict for compensatory damages of approximately $38.7 million. In March 2009, the court awarded prejudgment interest, but declined to award punitive damages. In July 2009, the court granted our motion for a new trial and vacated the jury verdict. In February 2013, the trial court's decision was affirmed by the California Court of Appeal, Sixth Appellate District. In May 2013, the action was remanded for further proceedings to the California Superior Court, Santa Clara County. We do not expect this litigation to have a material adverse effect on our financial position.

Environmental Matters
In 2009, we submitted to the U.S. Environmental Protection Agency (EPA) a corrective measures study report with regard to Pharmacia Corporation's discontinued industrial chemical facility in North Haven, Connecticut and a revised site-wide feasibility study with regard to Wyeth Holdings Corporation's discontinued industrial chemical facility in Bound Brook, New Jersey. In September 2010, our corrective measures study report with regard to the North Haven facility was approved by the EPA, and we commenced construction of the site remedy in late 2011 under an Updated Administrative Order on Consent with the EPA. In July 2011, Wyeth Holdings Corporation finalized an Administrative Settlement Agreement and Order on Consent for Removal Action with the EPA with regard to the Bound Brook facility. In May 2012, we completed construction of an interim remedy to address the discharge of impacted groundwater from that facility to the Raritan River. In September 2012, the EPA issued a final remediation plan for the Bound Brook facility's main plant area, which is generally in accordance with one of the remedies evaluated in our revised site-wide feasibility study. In March 2013, Wyeth Holdings Corporation entered into an Administrative Settlement Agreement and Order on Consent with the EPA to allow us to undertake detailed engineering design of the remedy for the main plant area and to perform a focused feasibility study for two adjacent lagoons. The estimated costs of the site remedy for the North Haven facility and the site remediation for the Bound Brook facility are covered by accruals previously taken by us.

We are a party to a number of other proceedings brought under the Comprehensive Environmental Response, Compensation, and Liability Act of 1980, as amended, and other state, local or foreign laws in which the primary relief sought is the cost of past and/or future remediation.

A4. Legal Proceedings––Government Investigations

Like other pharmaceutical companies, we are subject to extensive regulation by national, state and local government agencies in the U.S. and in the other countries in which we operate. As a result, we have interactions with government agencies on an ongoing basis. It is possible that criminal charges and substantial fines and/or civil penalties could result from government investigations. Among the investigations by government agencies is the matter discussed below.

In 2009, the U.S. Department of Justice (DOJ) filed a civil complaint in intervention in two qui tam actions that had been filed under seal in the U.S. District Court for the District of Massachusetts. The complaint alleges that Wyeth’s practices relating to the pricing for Protonix for Medicaid rebate purposes between 2001 and 2006, prior to Wyeth's acquisition by Pfizer, violated the Federal Civil False Claims Act and federal common law. The two qui tam actions have been unsealed and the complaints include substantially similar allegations. In addition, in 2009, several states and the District of Columbia filed a complaint under the same docket number asserting violations of various state laws based on allegations substantially similar to those set forth in the civil complaint filed by the DOJ.

A5. Legal Proceedings––Certain Matters Resolved During 2014

As previously reported, during 2014, certain matters, including the matters discussed below, were resolved or were the subject of definitive settlement agreements or settlement agreements-in-principle.

Neurontin Antitrust Actions
In January 2011, in a Multi-District Litigation (In re Neurontin Antitrust Litigation MDL-1479) that consolidated four actions, the U.S. District Court for the District of New Jersey certified a nationwide class consisting of wholesalers and other entities who purchased Neurontin directly from Pfizer and Warner-Lambert during the period from December 11, 2002 to August 31, 2008 or who purchased generic gabapentin after it became available. The complaints alleged that Pfizer and Warner-Lambert engaged in anticompetitive conduct in violation of the Sherman Act. In April 2014, the parties entered into an agreement to settle this action for $190 million. In addition, in July 2014, Pfizer, Warner-Lambert and certain direct purchasers who opted out of the certified class entered into an agreement-in-principle to settle two actions pending in the District Court of New Jersey, that assert allegations substantially similar to those in the class, on terms not material to Pfizer.
Lyrica (pregabalin)
Beginning in March 2009, several generic drug manufacturers notified us that they had filed abbreviated new drug applications with the FDA seeking approval to market generic versions of Lyrica capsules and, in the case of one generic drug manufacturer, Lyrica oral solution. Each of the generic drug manufacturers challenged one or more of three patents for Lyrica: the basic patent, which expires in 2018, and two other patents, one of which expired in October 2013 and the other of which expires in 2018. Each of the generic drug manufacturers asserted the invalidity and/or the non-infringement of the patents subject to challenge. Beginning in April 2009, we filed actions against these generic drug manufacturers in the U.S. District Court for the District of Delaware, asserting the infringement and validity of our patents for Lyrica, and all of these cases were consolidated in the District of Delaware. In July 2012, the court held that all three patents were valid and infringed. In August 2012, the generic drug manufacturers appealed the decision to the U.S. Court of Appeals for the Federal Circuit. In February 2014, the Federal Circuit affirmed the decision of the District Court with respect to the validity and enforcement of one claim of the basic patent and determined, on the ground of mootness, that it did not have to render a decision on any other issues raised on appeal, including with respect to the other patent that expires in 2018. The generic drug manufacturers' time to file a petition for certiorari requesting a review by the U.S. Supreme Court expired in May 2014. As a result, the generic drug manufacturers cannot obtain FDA approval for their generic versions of Lyrica or market those products in the U.S. prior to the expiration of the basic patent in 2018.

In November 2010 and December 2012, Novel Laboratories, Inc. (Novel) and Wockhardt Limited (Wockhardt), respectively, notified us that they had each filed abbreviated new drug applications with the FDA seeking approval to market generic versions of Lyrica oral solution. Novel asserted the invalidity and/or non-infringement of our three patents for Lyrica referred to in the paragraph above. Wockhardt asserted the invalidity and non-infringement of the basic patent. In October 2011, Alembic Pharmaceuticals Limited (Alembic) notified us that it had filed an abbreviated new drug application with the FDA seeking approval to market a generic version of Lyrica capsules and asserting the invalidity of the basic patent. In December 2011, January 2011 and January 2013, we filed actions against each of Alembic, Novel and Wockhardt, respectively, in the U.S. District Court for the District of Delaware, asserting the validity and infringement of our patents. Each of Novel, Alembic and Wockhardt agreed to a stay of the respective actions described above and to be bound by any final judgment of infringement and validity of the patents at issue in the consolidated action discussed in the paragraph above. In late May and early June 2014, the District Court entered consent judgments against Novel, Alembic and Wockhardt, and, as a result, these generic drug manufacturers cannot obtain FDA approval for their generic versions of Lyrica or market their products in the U.S. prior to the expiration of the basic patent in December 2018.

Bapineuzumab
In June 2010, a purported class action was filed in the U.S. District Court for the District of New Jersey against Pfizer, as successor to Wyeth, and several former officers of Wyeth. The complaint alleged that Wyeth and the individual defendants violated federal securities laws by making or causing Wyeth to make false and misleading statements, and by failing to disclose or causing Wyeth to fail to disclose material information, concerning the results of a clinical trial involving bapineuzumab, a product in development for the treatment of Alzheimer’s disease. The plaintiff sought to represent a class consisting of all persons who purchased Wyeth securities from May 21, 2007 through July 2008 and sought damages in an unspecified amount on behalf of the putative class. In February 2012, the court granted the defendants’ motion to dismiss the complaint. In December 2012, the court granted the plaintiff's motion to file an amended complaint. In April 2013, the court granted the defendants' motion to dismiss the amended complaint. In May 2013, the plaintiff appealed the District Court's decision to the U.S. Court of Appeals for the Third Circuit. In June 2014, the U.S. Court of Appeals for the Third Circuit affirmed the District Court's decision to dismiss the complaint. The plaintiff’s time to file a petition for certiorari requesting a review by the U.S. Supreme Court expired in September 2014.

B. Guarantees and Indemnifications

In the ordinary course of business and in connection with the sale of assets and businesses, we often indemnify our counterparties against certain liabilities that may arise in connection with the transaction or related to activities prior to the transaction. These indemnifications typically pertain to environmental, tax, employee and/or product-related matters and patent-infringement claims. If the indemnified party were to make a successful claim pursuant to the terms of the indemnification, we would be required to reimburse the loss. These indemnifications are generally subject to threshold amounts, specified claim periods and other restrictions and limitations. Historically, we have not paid significant amounts under these provisions and, as of December 31, 2014, recorded amounts for the estimated fair value of these indemnifications were not significant.

Pfizer Inc. has also guaranteed the long-term debt of certain companies that it acquired and that now are subsidiaries of Pfizer.

C. Purchase Commitments

As of December 31, 2014, we had agreements totaling $4.1 billion to purchase goods and services that are enforceable and legally binding and include amounts relating to advertising, information technology services, employee benefit administration services, and potential milestone payments deemed reasonably likely to occur.